Cash and cash equivalent	12 Months Ended
Dec. 31, 2023
Cash And Cash Equivalent Abstract
Cash and cash equivalent

Note 4 — Cash and cash equivalent

	December 31, 2023	December 31, 2022
	U.S. dollars in thousands
Denominated in NIS	$107	$229
Denominated in USD	*2,533	3,309
Denominated in EUR	-	1
Denominated in GBP	-	4
	$2,640	$3,543

(*) Including short term bank deposit for a period of 1-2 months at an interest rate of 5%.